Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF - October | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 5.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator U.S. Equity Accelerated Plus ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 573.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.50%
Innovator U.S. Equity Accelerated Plus ETF - October | SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: 601.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.40%)